Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of Expenses by Nature
(i)     The Group exclusively licenses CBP-174 from a third-party licensor. Such license is worldwide and royalty-bearing. As of December 31, 2023, CBP-174 has not yet been commercialized, and the Company is only subject to a non-refundable, non-creditable license maintenance fee, which is paid to the third-party licensor on an annual basis and recorded as a consultancy fee within research and development expense.